INVENTORIES (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Inventories
Raw materials and supplies	$ 471		$ 374		$ 321
Work in progress	96		92		99
Finished goods	1,314		1,162		1,043
Total	1,881		1,628		1,463
LIFO reserves	(74)		(89)		(67)
Net	1,807	[1]	1,539	[1]	1,396	[2]
Percentage of inventories recorded using the LIFO cost method	10.00%		12.00%		12.00%
Inventory - non-monetary open exchange
Inventories
Total	12		3		3
Inventory exchanges settled in cash
Deferred profit from inventories exchanged under open exchange agreements settled in cash	$ 2

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."